Equity method investments, Summarized Consolidated Financial Information (Details) - USD ($)		12 Months Ended
	Sep. 30, 2025 [2]	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets		$ 221,414,874	$ 253,858,224
Non-current assets		575,943,567	543,518,697
Current liabilities		34,406,904	64,401,785
Non-current liabilities		93,994,059	107,509,414
Revenues		81,814,405	66,243,379		$ 97,515,511
Net income/(loss)		21,542,163	15,304,934		38,642,488
Total comprehensive income/(loss)		51,514,357	13,257,863		$ 38,642,488
MPC Caribbean Clean Energy Limited, Barbados [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets		5,208,000	1,077,000
Non-current assets		26,093,000	32,348,000
Current liabilities		105,000	660,000
Non-current liabilities		10,000,000	10,000,000
Net income/(loss)		(1,308,000)		[1]
Total comprehensive income/(loss)		(1,308,000)		[1]
BB Amstel B.V. [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets		911,000	951,000
Non-current assets		20,650,000	17,113,000
Current liabilities		161,000	124,000
Non-current liabilities		0	0
Revenues		71,000		[1]
Net income/(loss)		448,000		[1]
Total comprehensive income/(loss)		448,000		[1]
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets		21,076,000	5,405,000
Non-current assets		10,933,000	11,740,000
Current liabilities		21,300,000	3,861,000
Non-current liabilities		0	0
Revenues		21,969,000		[1]
Net income/(loss)		1,251,000		[1]
Total comprehensive income/(loss)		1,251,000		[1]
Barber Ship Management Germany GmbH & Co. KG [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets		2,714,000	293,000
Non-current assets		2,613,000	2,183,000
Current liabilities		2,387,000	160,000
Non-current liabilities		0	208,000
Revenues		2,439,000		[1]
Net income/(loss)		(362,000)		[1]
Total comprehensive income/(loss)		(362,000)		[1]
BestShip GmbH & Cie, KG [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets		4,086,000
Non-current assets		161,000
Current liabilities		1,300,000
Non-current liabilities		0
Revenues		5,016,000
Net income/(loss)		1,711,000
Total comprehensive income/(loss)		1,711,000
MPC Energy Solution N.V. [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	$ 22,034,000		24,977,000
Non-current assets	104,143,000		98,614,000
Current liabilities	4,869,000		6,674,000
Non-current liabilities	74,547,000		66,677,000
Market value	29,573,000		18,853,000
Revenues	8,181,000			[1]
Net income/(loss)	$ (3,331,000)			[1]
MPC Container Ships ASA [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets		492,252,000	178,061,000
Non-current assets		1,034,340,000	1,053,313,000
Current liabilities		150,555,000	114,438,000
Non-current liabilities		441,851,000	299,316,000
Market value		779,243,000	813,367,000
Revenues		517,803,000		[1]
Net income/(loss)		237,371,000		[1]
Total comprehensive income/(loss)		$ 236,769,000		[1]

[1]	denotes that earnings of these entities were immaterial in the period from December 16 to December 31, 2024.
[2]	Consolidated financial information of MPC Energy Solutions N.V. as of December 31, 2025 was not available when these consolidated financial statements were issued. The specific equity method investment is measured at fair value.